CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 231,339	$ 0
Cost of sales:
Production costs	(115,769)	0
Depreciation and depletion	(23,603)	0
Royalties	(13,957)	0
Total cost of sales	(153,329)	0
Income from mine operations	78,010	0
Termination of offtake agreement	(13,063)	0
General and administrative expenses	(20,022)	(15,286)
Exploration and evaluation expenditures	(6,142)	(2,009)
Share of net income related to joint venture	2,432	31,670
Service fee earned as operators of joint venture	976	5,747
Gain on derecognition of equity investment in joint venture	1,416	0
Income from operations and joint venture	43,607	20,122
Transaction costs	(2,492)	(378)
Finance income	5,853	6,255
Finance expense	(38,304)	(23)
Foreign exchange (loss) gain	(123)	109
Net income and comprehensive income for the year	8,541	26,085
Net income attributable to:
Common shareholders of the Company	6,118	26,085
Non-controlling interest	2,423	0
Net income for the year	$ 8,541	$ 26,085
Weighted average number of shares outstanding:
Basic	250,651,506	224,946,412
Diluted	255,772,078	225,176,714
Net income per share attributable to common shareholders:
Basic	$ 0.02	$ 0.12
Diluted	$ 0.02	$ 0.12